Deferred Revenue and Customer Deposits - Roll Forward of Customer Deposits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Revenue Recognition and Deferred Revenue [Abstract]
Balance at beginning of year	¥ 39,586	$ 5,739	¥ 38,041
Cash received from customers during the year	111,877	16,221	225,976
Revenue recognized during the year	(99,929)	(14,488)	(220,333)
Refunds paid during the year	(1,208)	(175)	(4,098)
Balance at end of the year	¥ 50,326	$ 7,297	¥ 39,586